Related Party Transactions (Details) - Schedule of related party transactions - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023		May 31, 2022		May 31, 2021
Schedule of Related Party Transactions [Abstract]
Due to related parties, gross	$ 476,124		$ 699,276		$ 1,113,923
Less: current portion			301,308		397,975
Long term, due to related parties	150,655		397,968		715,948
Due to Frangipani Trade Services [Member]
Schedule of Related Party Transactions [Abstract]
Due to related parties, gross	451,964	[1]	602,618	[1]	903,927
Due to Employee One [Member]
Schedule of Related Party Transactions [Abstract]
Due to related parties, gross	7,500	[2]	30,000	[2]	60,000
Due to Employee Two [Member]
Schedule of Related Party Transactions [Abstract]
Due to related parties, gross	16,661	[3]	66,658	[3]	$ 149,996
Due to employee Three [Member]
Schedule of Related Party Transactions [Abstract]
Less: current portion	$ (325,478)		$ (301,308)

[1]	Due to Frangipani Trade Services (“FTS”), an entity owned by the Company’s CEO, is due on demand and is non-interest bearing. The principal amount of this Promissory Note bears no interest provided that any amount due under this Note which is not paid when due shall bear interest at an interest rate equal to six percent (6%) per annum. The principal amount is due and payable in six payments of $150,655 the first payment was due on November 30, 2021, with each succeeding payment to be made six months after the preceding payment.
[2]	On May 29, 2020, the Company entered into a $90,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $2,500 from the date of closing.
[3]	On May 29, 2020, the Company entered into a $200,000 payable with an employee for the acquisition of UL BOS common stock from a previous owner. The payment terms consist of thirty-six monthly non-interest-bearing payments of $5,556 from the date of closing.